Leases - Schedule of Operating Lease Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Lease, Cost [Abstract]
Operating lease cost	$ 13,649	$ 11,931
Short-term lease cost	326	237
Variable lease cost	1,227	704
Total operating lease cost	$ 15,202	$ 12,872